Reverse Acquisition (Details Narrative) (10-K) - USD ($)			12 Months Ended
	Oct. 04, 2017	Sep. 29, 2017	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2016
Common stock shares issued			35,272,626	35,272,626	31,745,242
Common stock shares outstanding			35,272,626	35,272,626	31,745,242
Promet Therapeutics LLC [Member]
General and administrative expense			$ 58,763
Parent Company [Member]
Business acquisition acquired value	$ 1,017,342
Business acquisition exchange percentage	90.00%
Business acquisition of common stock issued shares	222,217,112
Stock issued during reserve split	31,745,242	1,850,625	35,272,626
Common stock shares issued			246,907,902	35,272,626
Common stock shares outstanding			246,907,902	35,272,626